Interim condensed consolidated statements of comprehensive loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interim condensed consolidated statements of comprehensive loss
Loss for the period	€ (69,376)	€ (72,225)
Items that may be subsequently reclassified to profit or loss
- Currency translation differences, net of tax	(2,798)	7,531
Items that will not be subsequently reclassified to profit or loss
- Employee benefit obligations: change in value resulting from actuarial reserve, net of tax	45	9
Total comprehensive loss for the period	(72,129)	(64,685)
Attributable to:
- Owners of the Company	(59,810)	(56,139)
- Non-controlling interests	€ (12,319)	€ (8,546)